USAA Value Fund
Risk/Return Summary USAA VALUE FUND
INVESTMENT OBJECTIVE
The USAA Value Fund (the Fund) seeks long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
Shareholder Fees - USAA Value Fund	Fund Shares	Institutional Shares	Adviser Shares
(fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USAA Value Fund	Fund Shares	Institutional Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.75%	0.75%	0.73%
Distribution and/or Service (12b-1) Fees	none	none	0.25%
Other Expenses	0.34%	0.23%	0.36%
Total Annual Operating Expenses	1.09%	0.98%	1.34%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example - USAA Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fund Shares	111	347	601	1,329
Institutional Shares	100	312	542	1,201
Adviser Shares	136	425	734	1,613

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks may be heighted to the extent the Fund invests in emerging market countries. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund’s most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.14%	September 30, 2009
Lowest Quarter Return	-20.48%	December 31, 2008
Year-to-Date Return	-7.10%	September 30, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
Average Annual Total Returns - USAA Value Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Fund Shares | Return Before Taxes	8.40%	14.28%	7.62%	none
Fund Shares | Return After Taxes on Distributions	7.20%	13.69%	7.11%	none
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	5.75%	11.49%	6.17%	none
Institutional Shares						Aug. 01, 2008
Institutional Shares | Return Before Taxes	8.45%	14.46%	none	10.70%
Adviser Shares						Aug. 01, 2010
Adviser Shares | Return Before Taxes	8.14%	none	none	15.00%
Adviser Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	12.70%	15.34%	7.26%	9.55%	[1]
Adviser Shares | Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes)	9.89%	13.78%	6.37%	9.04%	[1]
[1]	The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation in performance because of the difference. The average annual total returns for the Russell 3000 Value Index and Lipper Multi-Cap Value Funds Index from July 31, 2010, through December 31, 2014, were 17.10% and 15.76%, respectively. The performance of the Russell 3000 Value Index and Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation in performance because of the difference.